UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 45.73%

Air Courier Services - 0.00%
905	FedEx Corporation	$ 196,684

Air Transportation, Scheduled - 0.00%
1,639	Delta Air Lines, Inc.	88,080

Cable & Other Pay Television Services - 2.56%
4,385	SoftBank Corp. ADR *	178,470
9,873	Twenty-First Century Fox, Inc. *	275,161
		453,631
Computer Communications Equipment - 0.93%
5,258	Cisco Systems, Inc. (a)	164,575

Crude Petroleum & Natural Gas - 0.68%
119	California Resources Corp. *	1,017
2,413	Total SA ADR	119,661
		120,678
Electric Services - 1.06%
11,239	Vistra Energy Corp. *	188,703

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.53%
10,007	General Electric Co.	270,289

Electronic Computers - 1.68%
2,062	Apple, Inc. (a)	296,969

Fire, Marine & Casualty Insurance - 5.85%
529	Alleghany Corp. (a) *	314,649
5,698	American International Group, Inc.	356,239
401	Fairfax Financial Holdings, Ltd. *	173,573
4,087	Loews Corp.	191,312
		1,035,773
Food & Kindred Products- 2.13%
8,743	Mondelez International, Inc.	377,610

Insurance Agents, Brokers & Services - 1.61%

292	Markel Corp. *	284,951

Lumber & Wood Products ( No Furniture) - 1.91%
12,951	Leucadia National Corp.	338,798

Millwood, Veneer, Plywood & Structural Wood Members - 0.49%
2,274	Masco Corp.	86,890

Motor Vehicle Parts & Accessories - 1.00%
1,323	Honeywell International, Inc.	176,343

Motor Vehicles & Passenger Car Bodies - 1.72%
8,724	General Motor Co.	304,729

National Commercial Banks - 2.01%
7,091	Bank of America Corp.	172,028
2,746	Citigroup, Inc. (a)	183,652
		355,680
Petroleum Refining - 5.16%
9,497	BP Plc. ADR (a)	329,071
2,176	Phillips 66	179,933
18,206	PBF Energy, Inc.	405,266
		914,270
Pharmaceutical Preparations - 3.09%
1,583	Allergan, Plc.	384,811
4,201	Mylan N.V. (United Kingdom) *	163,083
		547,894
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.71%
1,991	The Dow Chemical Co.	125,572

Radio & TV Broadcasting & Communications Equipment - 0.51%
1,622	Qualcomm, Inc.	89,567

Retail-Auto Dealers & Gasoline Stations - 0.91%
2,566	CarMax, Inc. *	161,812

Retail-Food Stores - 0.75%
5,675	The Kroger Co.	132,341

Semiconductors & Related Devices - 0.43%
700	NXP Semiconductors NV *	76,615

Services-Business Services - 1.64%
730	Alliance Data Systems Corp.	187,384
5,377	The Western Union Co.	102,432
		289,816
Services-Computer Processing & Data Preparation - 2.05%
8,067	Sohu.com, Inc. *	363,499

Services-Misc Health & Allied Services, NEC - 0.91%
2,502	DaVita Healthcare Partners, Inc. *	162,030

Surgical & Medical Instruments & Apparatus - 1.32%
3,856	Baxter International, Inc.	233,442

Telephone Communications (No Radiotelephone) - 0.70%
5,165	CenturyLink, Inc.	123,340

Transportation Services - 0.80%
950	Expedia, Inc.	141,503

TOTAL FOR COMMON STOCK (Cost $6,846,196) - 45.73%		8,102,084

CLOSED-END FUNDS - 6.89%
6,805	AllianceBernstein Global High Income Fund	88,057
8,801	Avenue Income Credit Strategies Fund	122,422
7,863	BlackRock Corporate High Yield Fund, Inc.	86,178
4,864	BlackRock Multi-Sector Income Trust	88,184
12,542	Eaton Vance Limited Duration Income Fund	176,842
4,034	John Hancock Preferred Income Fund II	88,587
8,476	Nuveen Preferred Income Opportunities Fund	88,150
9,820	PIMCO Dynamic Credit Income Fund	219,182
2,948	PIMCO Dynamic Income Fund	88,971
16,690	PIMCO Income Strategy Fund II	174,244

TOTAL FOR CLOSED-END FUNDS (Cost $1,053,458) - 6.89%		1,220,817

CORPORATE BONDS - 2.37%
Bituminous Coal & Lignite Surface Mining - 0.69%
125,000	CONSOL Energy, Inc., 5.875%, 04/15/22	122,813

Crude Petroleum & Natural Gas - 0.26%
43,000	Chesapeake Energy Corp., 8.00%, 12/15/22	45,473

Radio Broadcasting Stations - 0.43%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	37,500
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	39,250
		76,750
Sovereigns - 0.99%
3,100,000	Mex Bonos Desarr Fix Rt 8.50%, 12/13/18	174,798

TOTAL FOR CORPORATE BONDS (Cost $454,450) - 2.37%		419,834

EXCHANGE TRADED FUNDS - 20.34%

22,789	Alerian MLP ETF	272,556

9,882	iShares MSCI Brazil Capped EFT	337,371
14,412	iShares MSCI Emerging Markets Index ETF	596,513
3,417	iShares MSCI Emerging Markets Small Cap ETF	159,813
5,989	iShares MSCI Frontier 100 ETF	171,166
7,445	iShares MSCI Hong Kong ETF	174,436
6,659	iShares MSCI India ETF	213,754
1,613	iShares MSCI Japan Index ETF	86,537
2,518	iShares MSCI Japan Small-Cap ETF	175,782
3,329	iShares MSCI Mexico Capped ETF	179,566
2,630	iShares MSCI South Korea Capped ETF *	178,340
2,500	iShares MSCI Taiwan Caped ETF *	89,400
5,600	Market Vectors Junior Gold Miners ETF *	186,928
5,766	PureFunds ISE Cyber Security ETF *	173,095
4,419	SPDR Gold Trust ETF *	521,530
1,687	Wisdom Tree Japan Hedged Equity Fund ETF	87,724

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,423,909) - 20.34%		3,604,511

EXCHANGE TRADED NOTES - 1.47%
8,790	JPMorgan Alerian MLP ETN	261,063

TOTAL FOR EXCHANGE TRADED NOTES (Cost $298,782) - 1.47%		261,063

PREFERRED - 10.25%
Electric Service - 0.30%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	52,272

Life Insurance - 0.49%
3,340	Aegon N.V., 6.375%, 6/2/17	86,205

National Commercial Banks - 3.51%
143	BAC 7.25%, Perpetual PFD	180,465
1,764	BB&T Corp., 5.20%, 6/01/18	45,300
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	111,779
2,943	Wells Fargo & Co. PFD, Series J, 8.00%, Perpetual 12/31/49	76,253
137	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	179,622
1,050	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	29,400
		622,819
Pharmaceutical Preparations - 0.66%
196	Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/18	116,522

Real Estate Investment Trusts - 5.05%
8,322	AGNC Investment Corp., 7.75%, 12/31/49	217,287
3,000	Annaly Capital Management, Inc., 7.625%, 8/27/17	76,710
3,315	Colony NorthStar, Inc. Series D, 8.50%, 4/10/18	87,350
19,292	Vereit, Inc., Series F, 6.70%, 12/31/49	512,974
		894,321
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.25%

1,780	NGL Energy Partners LP PFD, 9.00%, 07/01/22 Perpetual *	44,109

TOTAL FOR PREFERRED (Cost $1,727,577) - 10.25%		1,816,248

REAL ESTATE INVESTMENT TRUST - 1.77%
1,424	American Tower Corp.	188,424
15,450	Vereit, Inc.	125,763

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $240,199) - 1.77%		314,187

SHORT TERM INVESTMENTS - 4.72%
837,054	Fidelity Institutional Treasury Only Money Market Fund Class I 0.85% ** (Cost $837,054)	837,054

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,325,244) - 4.72%		837,054

TOTAL INVESTMENTS (Cost $14,881,625) *** - 93.55%		16,575,798

OTHER ASSETS LESS LIABILITIES - 6.45%		1,143,204

NET ASSETS - 100.00%		$ 17,719,002

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

*** At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,881,625 amounted to $1,191,448 which consisted of aggregate gross unrealized appreciation of $2,058,448 and aggregate gross unrealized depreciation of $867,000.

(a) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK *
Jewelry, Precious Metal
1,305	Signet Jewelers Limited	82,528

Motor Vehicles & Passenger Car Bodies
755	Tesla Motors, Inc. *	273,016

Oil & Gas Field Services, NEC
842	Core Laboratories N.V.	85,269

Services-Business Services, NEC - 0.81%
737	Stamps.com, Inc. *	114,143
1,027	Athenahealth, Inc. *	144,345

		258,488
Services-Prepackaged Software - 2.33%
10,649	Changyou.com, Ltd. *	412,755

Telegraph & Other Message Communications - 0.48%
1,000	j2 Global, Inc.	85,090

TOTAL FOR COMMON STOCK (Cost $920,278)		1,197,146

EXCHANGE TRADED FUNDS *
3,139	PowerShares QQQ ETF	432,052
3,222	SPDR S&P 500 Index ETF	779,080

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $991,086)		1,211,132

CALL OPTIONS *
	Allergan Plc
700	January 2018 Call @ $280.00	3,045

	Alliance Data Systems Corp.
400	December 2017 Call @ $280.00	4,180

	Apple, Inc.
900	September 2017 Call @ $155.00	1,800

	Baxter International, Inc.
1,900	November 2017 Call @ $65.00	1,615

TOTAL FOR CALL OPTIONS (Cost $12,389)		10,640

1. SECURITY TRANSACTIONS

At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,881,625 amounted to $1,191,448 which consisted of aggregate gross unrealized appreciation of $2,058,448 and aggregate gross unrealized depreciation of $867,000.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,102,084	$0	$0	$8,102,084
Closed End Funds	$1,220,817	$0	$0	$1,220,817
Corporate Bonds	$0	$419,834	$0	$419,834
Exchange Traded Funds	$3,604,511	$0	$0	$3,604,511
Exchange Traded Notes	$261,063	$0	$0	$261,063
Preferred Stocks	$1,816,248	$0	$0	$1,816,248
Real Estate Investment Trusts	$314,187	$0	$0	$314,187
Cash Equivalents	$837,054	$0	$0	$837,054
Total	$16,155,964	$419,834	$0	$16,575,798

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$1,197,146	$0	$0	$1,197,146
Exchange Traded funds	$1,211,132	$0	$0	$1,211,132
Options	$10,640	$0	$0	$10,640
Total	$2,418,918	$0	$0	$2,418,918

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date August 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date August 10, 2017